Summary of Significant Accounting Polices - Additional Information (Detail)	1 Months Ended	12 Months Ended						60 Months Ended	72 Months Ended			84 Months Ended
	Sep. 30, 2023 CNY (¥)	Mar. 31, 2026 CNY (¥) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2026 CNY (¥) shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2026 CNY (¥) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	May 14, 2024 USD ($)	Apr. 01, 2023 CNY (¥)
Accounting Policies [Line Items]
Exchange (losses)/gains		¥ (1,727,000)	$ (250,000)	¥ (183,000)		¥ 46,000
Other comprehensive income, foreign currency transaction and translation adjustment, net of tax		¥ (2,695,000)	(391,000)	526,000		3,675,000
Convenience translation exchange rate (RMB per US $1.00)		6.898							6.898			6.898		6.898
Held-to-maturity investments		¥ 0		7,254,000				¥ 7,254,000	¥ 0	¥ 7,254,000		¥ 0
Accumulated deficit and non-controlling interests		(8,923,341,000)		(8,922,425,000)				¥ (8,922,425,000)	(8,923,341,000)	(8,922,425,000)		(8,923,341,000)		$ (1,293,613,000)
Expected credit loss provisions/(reversals)		(17,000)	$ (2,000)	7,344,000		2,649,000
Previously written-off receivables		553,000		1,202,000		1,862,000
Marketing expenses		14,408,000		16,362,000		17,620,000
Government grants received		6,706,000		¥ 2,591,000		¥ 3,532,000
Finance Leases		¥ 0							0			0
Stock Repurchased During Period, Shares | shares		0	0	15,323,400	15,323,400	0	0
Stock repurchase authorized value | $																$ 8,000,000
Employee benefit expenses		¥ 20,569,000		¥ 19,906,000		¥ 20,134,000
Minimum percentage, appropriation to the statutory surplus fund of the after-tax profits		10.00%	10.00%
Maximum percentage of the registered capital where appropriation is not required		50.00%	50.00%
Impairment of intangible assets	¥ 9,945,000	¥ 0		0		9,945,000
Loss in fair value changes of crypto assets		(3,789,000)
Short term borrowings | $														$ 0	$ 0
Revenue recognized included in deferred revenue		4,976,000							¥ 4,976,000			4,976,000
Property Plant and Equipment [Member]
Accounting Policies [Line Items]
Impairment charges for property and equipment, net		0		17,953,000		0
General and Administrative Expense [Member]
Accounting Policies [Line Items]
Expected credit loss provisions/(reversals)		570,000		6,142,000		787,000
Accounting Standards Update 2016-13 [Member]
Accounting Policies [Line Items]
Accumulated deficit and non-controlling interests																	¥ 1,707,000
Expected credit loss provisions/(reversals)		¥ (17,000)		7,344,000		¥ 2,649,000
Open Market
Accounting Policies [Line Items]
Stock Repurchased During Period, Value			$ 0	¥ 823,000	$ 117,000		$ 0
Stock Repurchase Weighted Average Price | $ / shares															$ 0.01
Class A Ordinary Shares
Accounting Policies [Line Items]
Number of ordinary shares represented by each ADS | shares		300	300
Class A Ordinary Shares | Open Market
Accounting Policies [Line Items]
Stock Repurchased During Period, Shares | shares				15,323,400	15,323,400	110,434,025	110,434,025	125,757,425	125,757,425
Stock Repurchased During Period, Value						¥ 41,950,000	$ 6,294,000			¥ 42,773,000	$ 6,411,000	¥ 42,773,000	$ 6,411,000
Stock Repurchase Weighted Average Price | $ / shares							$ 0.06							$ 0.05	0.05
Class A Ordinary Shares | From Certain Shareholders
Accounting Policies [Line Items]
Stock Repurchased During Period, Shares | shares						161,960,075	161,960,075			161,960,075	161,960,075	161,960,075	161,960,075
Stock Repurchased During Period, Value						¥ 95,496,000	$ 13,799,000			¥ 95,496,000	$ 13,799,000	¥ 95,496,000	$ 13,799,000
Stock Repurchase Weighted Average Price | $ / shares							$ 0.09							$ 0.09	$ 0.09
Statutory Reserves
Accounting Policies [Line Items]
Appropriations to statutory surplus fund and other reserve funds		¥ 2,757,000		¥ 3,374,000		¥ 0
Maximum
Accounting Policies [Line Items]
Loan receivable term		12 months	12 months
Minimum
Accounting Policies [Line Items]
Loan receivable term		1 month	1 month